PREPAID LAND LEASES (Tables)	12 Months Ended
Jun. 30, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]	A summary of prepaid land leases is as follows:
	June 30,
	2017	2018

Prepaid land leases	$12,335	$12,611
Less: Accumulated amortization	(2,129)	(2,439)

	$10,206	$10,172

Schedule of Future Amortization Expenses of Prepaid Land Lease [Table Text Block]	The annual amortization of prepaid land leases for each of the five succeeding years is as follows:
Year ending June 30,
2019	$267
2020	267
2021	267
2022	267
2023	267

$1,335